Document and Entity Information - USD ($)	9 Months Ended
	Jun. 30, 2017	Aug. 17, 2017	Jan. 17, 2017
Document And Entity Information
Entity Registrant Name	Financial Gravity Companies, Inc.
Entity Central Index Key	0001377167
Document Type	S-1
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 43,578,625
Entity Common Stock, Shares Outstanding		35,367,900
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017